Other income (expenses)	12 Months Ended
Dec. 31, 2023
Other income (expenses) [Abstract]
Other income (expenses)
18	Other income (expenses)

Other income (expenses) as of December 31, 2023, 2022 and 2021, is summarized as follows:

	2023	2022	2021
Movement of provisions	$44,527	$61,170	$-
Cancellation of leases in the warehousing business	20,227	-	-
Gain from the sale of subsidiaries	3,676	-	-
Other, net	391	(2,393)	2,150
Expenses incurred in the recovery of taxes	(3,034)	-	-
Expenses related to the cancellation of the corporate building lease	-	(11,351)	(38,537)
Loss from sale of property and equipment, net (see Note 9)	-	(57,804)	(132,956)
	$65,787	$(10,378)	$(169,343)